Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
As required by Section 952(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain measures of company performance for each of the last three completed fiscal years. The material that follows is provided in compliance with these rules, however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”
In determining the “compensation actually paid” to our named executive officers (or “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table as the SEC’s rules for this disclosure differ from those required in the Summary Compensation Table. For our NEOs other than our principal executive officer (the “PEO”), amounts disclosed are reported as an average.
					Value of initial fixed $100 Investment based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEO ($)(3)	Average Compensation Actually Paid to Non-PEO NEO ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($)(7)	Company Selected Measure (Non-GAAP Operating Income) ($)(8)
2023	273,579	(721,895)	5,219,219	7,241,777	213	142	26,783,000	228,978,000
2022	292,514	248,240	4,499,801	7,923,836	174	183	(41,459,000)	173,422,000
2021	288,244	24,643	2,937,347	3,691,476	115	146	(43,433,000)	118,842,000
(1)
Our PEO for each year reported is Aaron Levie, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Leive in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the adjustment table below. In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2023, 2022 and 2021, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2023	2022	2021
Summary Compensation Table – Total Compensation for PEO ($)	273,579	292,514	288,244
Subtract grant date fair value of equity awards in Summary Compensation Table ($)	(43,775)	(112,301)	(108,027)
Add year end fair value of equity awards granted during year that are outstanding and unvested at fiscal year end ($)*	—	—	—
Adjust for year over year change in fair value of outstanding and unvested equity awards granted in prior years ($)	—	(40,000)	(208,000)
Add fair value as of vesting date of equity awards granted and vested in the year ($)	112,301	108,027	52,426
Adjust for year over year change in fair value of equity awards granted in prior years that vested in the year ($)	—	—	—
Subtract fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	(1,064,000)	—	—
Total Equity Adjustments (subtotal) ($)	(995,474)	(44,274)	(263,601)
Compensation Actually Paid ($)	(721,895)	248,240	24,643
*	The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
(3)
The non-PEO NEOs for 2023, 2022 and 2021 are Stephanie Carullo and Dylan Smith. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(4)
Compensation actually paid does not mean that that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the adjustment table below.

Description of Adjustment	2023	2022	2021
Summary Compensation Table – Total Compensation non-PEO NEOs	5,219,219	4,499,801	2,937,347
Subtract grant date fair value of equity awards in Summary Compensation Table ($)	(4,706,153)	(4,129,172)	(2,566,902)
Add year end fair value of equity awards granted during year that are outstanding and unvested at fiscal year end ($)*	4,711,703	3,449,983	2,289,426
Adjust for year over year change in fair value of outstanding and unvested equity awards granted in prior years ($)	881,654	2,618,463	139,508
Add fair value as of vesting date of equity awards granted and vested in the year ($)	626,744	968,403	683,250
Adjust for year over year change in fair value of equity awards granted in prior years that vested in the year ($)	841,110	516,358	208,847
Subtract fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	(332,500)	—	—
Total Equity Adjustments (subtotal) ($)	2,022,558	3,424,035	754,129
Compensation Actually Paid ($)	7,241,777	7,923,836	3,691,476
*	The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
(5)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

(6)
The peer group used is the NASDAQ Computer Index, as used in the company's performance graph in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)
In the company’s assessment, non-GAAP operating income is the financial performance measure that is the most important financial measure used by the company in fiscal 2023 to link compensation actually paid to performance. The dollar amounts reported reflect the amount of non-GAAP operating income for the applicable year.

Company Selected Measure Name	non-GAAP operating income
Named Executive Officers, Footnote [Text Block]
(3)
The non-PEO NEOs for 2023, 2022 and 2021 are Stephanie Carullo and Dylan Smith. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

Peer Group Issuers, Footnote [Text Block]
(6)
The peer group used is the NASDAQ Computer Index, as used in the company's performance graph in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 273,579	$ 292,514	$ 288,244
PEO Actually Paid Compensation Amount	$ (721,895)	248,240	24,643
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the adjustment table below. In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2023, 2022 and 2021, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2023	2022	2021
Summary Compensation Table – Total Compensation for PEO ($)	273,579	292,514	288,244
Subtract grant date fair value of equity awards in Summary Compensation Table ($)	(43,775)	(112,301)	(108,027)
Add year end fair value of equity awards granted during year that are outstanding and unvested at fiscal year end ($)*	—	—	—
Adjust for year over year change in fair value of outstanding and unvested equity awards granted in prior years ($)	—	(40,000)	(208,000)
Add fair value as of vesting date of equity awards granted and vested in the year ($)	112,301	108,027	52,426
Adjust for year over year change in fair value of equity awards granted in prior years that vested in the year ($)	—	—	—
Subtract fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	(1,064,000)	—	—
Total Equity Adjustments (subtotal) ($)	(995,474)	(44,274)	(263,601)
Compensation Actually Paid ($)	(721,895)	248,240	24,643
*	The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Non-PEO NEO Average Total Compensation Amount	$ 5,219,219	4,499,801	2,937,347
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,241,777	7,923,836	3,691,476
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Compensation actually paid does not mean that that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the adjustment table below.

Description of Adjustment	2023	2022	2021
Summary Compensation Table – Total Compensation non-PEO NEOs	5,219,219	4,499,801	2,937,347
Subtract grant date fair value of equity awards in Summary Compensation Table ($)	(4,706,153)	(4,129,172)	(2,566,902)
Add year end fair value of equity awards granted during year that are outstanding and unvested at fiscal year end ($)*	4,711,703	3,449,983	2,289,426
Adjust for year over year change in fair value of outstanding and unvested equity awards granted in prior years ($)	881,654	2,618,463	139,508
Add fair value as of vesting date of equity awards granted and vested in the year ($)	626,744	968,403	683,250
Adjust for year over year change in fair value of equity awards granted in prior years that vested in the year ($)	841,110	516,358	208,847
Subtract fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	(332,500)	—	—
Total Equity Adjustments (subtotal) ($)	2,022,558	3,424,035	754,129
Compensation Actually Paid ($)	7,241,777	7,923,836	3,691,476
*	The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Shareholder Return
Our Compensation Committee makes executive compensation decisions independent of SEC disclosure requirements. For a discussion of our decision-making process, please see the “Compensation Discussion and Analysis” section above.
The following graph reflects the relationship between the PEO and average non-PEO NEO “compensation actually paid” (“CAP”), our cumulative Total Shareholder Return (“TSR”) and the TSR of the NASDAQ Computer Index (“Peer TSR”), assuming an initial fixed investment on January 31, 2020 of $100, for the fiscal years ended January 31, 2023, 2022 and 2021.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph reflects the relationship between the PEO and average non-PEO NEO CAP, and our net income (loss) for the fiscal years ended January 31, 2023, 2022 and 2021. While we are required by SEC rules to disclose the relationship between our net income and “compensation actually paid” to our NEOs, this is not a metric our Compensation Committee currently uses in evaluating our NEOs’ compensation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Non-GAAP Operating Income
The following graph reflects the relationship between the PEO and average non-PEO NEO CAP, and our non-GAAP operating income for the fiscal years ended January 31, 2023, 2022 and 2021.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Total Shareholder Return
Our Compensation Committee makes executive compensation decisions independent of SEC disclosure requirements. For a discussion of our decision-making process, please see the “Compensation Discussion and Analysis” section above.
The following graph reflects the relationship between the PEO and average non-PEO NEO “compensation actually paid” (“CAP”), our cumulative Total Shareholder Return (“TSR”) and the TSR of the NASDAQ Computer Index (“Peer TSR”), assuming an initial fixed investment on January 31, 2020 of $100, for the fiscal years ended January 31, 2023, 2022 and 2021.

Tabular List [Table Text Block]
Tabular List of Performance Measures
Every year our Board of Directors sets a list of corporate goals as part of our annual business plan. These goals are used to evaluate our performance and the performance of our executive officers. These goals are used in our executive compensation programs, in particular in our annual executive bonus program. The list below includes the three financial performance measures that in our assessment represent the most important financial performance measures used in fiscal year 2023 to link compensation actually paid to company performance.
•	Non-GAAP operating income
•	Non-GAAP net income per share attributable to common stockholders
•	Revenue

Total Shareholder Return Amount	$ 213	174	115
Peer Group Total Shareholder Return Amount	142	183	146
Net Income (Loss)	$ 26,783,000	$ (41,459,000)	$ (43,433,000)
Company Selected Measure Amount	228,978,000	173,422,000	118,842,000
PEO Name	Aaron Levie	Aaron Levie	Aaron Levie
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income
Non-GAAP Measure Description [Text Block]
(8)
In the company’s assessment, non-GAAP operating income is the financial performance measure that is the most important financial measure used by the company in fiscal 2023 to link compensation actually paid to performance. The dollar amounts reported reflect the amount of non-GAAP operating income for the applicable year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP net income per share attributable to common stockholders
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Total Equity Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (995,474)	$ (44,274)	$ (263,601)
PEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,775)	(112,301)	(108,027)
PEO [Member] | Year End Fair Value of Equity Awards Granted during Year that are Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(40,000)	(208,000)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	112,301	108,027	52,426
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,064,000)	0	0
Non-PEO NEO [Member] | Total Equity Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,022,558	3,424,035	754,129
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,706,153)	(4,129,172)	(2,566,902)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted during Year that are Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,711,703	3,449,983	2,289,426
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	881,654	2,618,463	139,508
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	626,744	968,403	683,250
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	841,110	516,358	208,847
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (332,500)	$ 0	$ 0